Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 5 -	PROPERTY AND EQUIPMENT, NET

	Computers and peripheral equipment	Office furniture and equipment	Leasehold improvements	Total
Cost
Balance as at January 1, 2020	156	52	55	263
Additions	16	-	-	16
Disposals	(2)	-	-	(2)
Translation adjustments	12	6	5	23
Balance as at December 31, 2020	182	58	60	300

Balance as at January 1, 2021	182	58	60	300
Additions	23	-	-	23
Translation adjustments	7	2	2	11
Balance as at December 31, 2021	212	60	62	334

Accumulated Depreciation
Balance as at January 1, 2020	112	8	2	122
Additions	26	5	9	40
Disposals	(2)	-	-	(2)
Translation adjustments	10	1	1	12
Balance as at December 31, 2020	146	14	12	172

Balance as at January 1, 2021	146	14	12	172
Additions	27	5	10	42
Translation adjustments	6	1	1	8
Balance as at December 31, 2021	179	20	23	222

Carrying amounts
As at December 31, 2020	36	44	48	128
As at December 31, 2021	33	40	39	112

MY SIZE, INC. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data and per share data)